Summary of Significant Accounting Policies (Details) - USD ($)		3 Months Ended				6 Months Ended			9 Months Ended		12 Months Ended
	Jan. 01, 2020	Sep. 30, 2022	Jun. 30, 2022	Sep. 30, 2021	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Summary of Significant Accounting Policies (Details) [Line Items]
Capitalized interest				$ 350,857					$ 265,650
Concentration risk, description									more than 10% of our revenue
Cash											$ 250,000
Revenue								$ 3,333,989			3,109,055
Contract revenue								660,451			5,482,485
Lease cost								126,111			2,270,000
Equipment rental income											756,666
Recognize revenue											66,500,000
Obligations cost										$ 54,200,000	54,200,000
Accounts receivable	$ 222,837							72,735	$ 637,350		794,136
Contract assets	380,605							61,886			893,375
Contract liabilities	$ 0							1,807,161			373,791
Performance obligation amount											306,791
Revenue recognized											67,000
Service contract		$ 17,000		$ 176,113					$ 210,400	$ 446,619	$ 1,807,161
Income tax rate											50.00%
Tax expense								0			$ 0
Foreign currency transaction gains								$ 0			$ 470
Major customer and concentration of credit risk description											Company has a limited number of customers. During 2021, sales to a Large Confidential Government Contractor accounted for 89% of total revenue and the total balance due from this customer as of December 31, 2021 made up 82% of accounts receivable. During 2020, sales to this same Large Confidential Government Contractor accounted for 61% of total revenue, sales to Transocean accounted for 20% of total revenue, and sales to ONR accounted for 17% of total revenue. The total balances due from these customers as of December 31, 2020 made up 100% of accounts receivable. No other customer represented more than 10% of revenue in either year.
CleanTech Acquisition Corp [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Common stock subject to possible redemption (in Shares)						17,250,000					17,250,000
Incurred offering costs						$ 3,916,281					$ 3,916,281
Underwriting discount amount						3,450,000					3,450,000
Other offering costs						466,281					466,281
Offering costs						3,672,335					3,672,335
Recorded of offering costs						$ 88,910					$ 88,910
Shares of common stock (in Shares)						562,500					562,500
Aggregate purchase shares (in Shares)						15,800,000					15,800,000
Federal depository insurance corporation coverage limit						$ 250,000					$ 250,000
Income tax rate			(1.60%)		0.00%	1.10%	21.00%
CleanTech Acquisition Corp [Member] | Public Warrants and Private Placement Warrants [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Offering costs						$ 155,037					$ 155,037
Revenue [Member] | Customer One [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk percentage		99.00%		91.00%						85.00%
Revenue [Member] | Customer Two [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk percentage				7.00%					96.00%	14.00%
Accounts Receivable [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk percentage									96.00%		86.00%